OTHER ASSETS (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024
Other assets	$ 19,821,010	$ 14,746,000
Solar Incentive Program
Other assets	19,821,010	6,500,000
Litigation Settlement
Other assets	6,410,000	6,410,000
Promoter and Producer Contracts
Other assets	485,000	485,000
Media Partnership
Other assets	1,200,000	1,200,000
Note Receivable
Other assets	5,225,010	150,000
Security Deposit
Other assets	$ 1,000	$ 1,000